FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT - Disclosure of maturity analysis of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 6,294	$ 8,150	$ 6,895	$ 6,474
Payables in respect of processing activity	104,523	63,336
Trade payables	97	95
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Short-term loans	47,477	7,874
Long-term bank loans	1,480	2,651
Long-term loans from others	3,835	7,616
Liability in respect of purchase of servers	173	370
Lease liabilities	6,739	8,677
Payables in respect of processing activity	104,523	63,336
Trade payables	17,464	14,574
Other payables	25,650	17,229
Total	207,341	122,327
Liquidity risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Short-term loans	47,477	7,874
Long-term bank loans	1,110	1,136
Long-term loans from others	3,835	3,917
Liability in respect of purchase of servers	99	193
Lease liabilities	2,325	2,402
Payables in respect of processing activity	104,523	63,336
Trade payables	17,464	14,574
Other payables	25,650	17,229
Total	202,483	110,661
Liquidity risk | Between 1 and 2 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0	0
Long-term bank loans	370	1,515
Long-term loans from others	0	3,699
Liability in respect of purchase of servers	74	177
Lease liabilities	1,897	2,392
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	2,341	7,783
Liquidity risk | Between 3 and 5 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0	0
Long-term bank loans	0	0
Long-term loans from others	0	0
Liability in respect of purchase of servers	0	0
Lease liabilities	2,022	3,400
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	2,022	3,400
Liquidity risk | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Short-term loans	0	0
Long-term bank loans	0	0
Long-term loans from others	0	0
Liability in respect of purchase of servers	0	0
Lease liabilities	495	483
Payables in respect of processing activity	0	0
Trade payables	0	0
Other payables	0	0
Total	$ 495	$ 483